Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values

The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2018					2017
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value	Available for sale	Derivatives held for trading	Derivatives in hedge relationship	Loans and receivables	Total carrying value
Investments in unlisted securities	15	93	—	—	—	93	77	—	—	—	77
Cash and cash equivalents	17	—	—	—	568	568	—	—	—	518	518
Cash and cash equivalents – within assets classified as held for sale	32	—	—	—	—	—	—	—	—	127	127
Marketable securities		—	—	—	—	—	8	—	—	—	8
Derivative financial instruments	16	—	4	64	—	68	—	3	137	—	140
Trade receivables	22	—	—	—	904	904	—	—	—	760	760
Trade receivables – within assets classified as held for sale		—	—	—	49	49	—	—	—	22	22

Total financial assets		93	4	64	1,521	1,682	85	3	137	1,427	1,652

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values

The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2018					2017
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Derivatives held for trading	Derivatives in hedge relationship	Other liabilities	Total carrying value	Total market value
Derivative financial instruments	16	—	(59)	—	(59)	(59)	—	(140)	—	(140)	(140)
Trade payables	24	—	—	(311)	(311)	(311)	—	—	(265)	(265)	(265)
Trade payables – within liabilities classified as held for sale		—	—	(22)	(22)	(22)	—	—	(20)	(20)	(20)
Liability to purchase own shares	24	—	—	—	—	—	—	—	(151)	(151)	(151)
Bank loans and overdrafts	18	—	—	(43)	(43)	(43)	—	—	(15)	(15)	(15)
Other borrowings due within one year	18	—	—	(3)	(3)	(3)	—	—	(4)	(4)	(4)
Borrowings due after more than one year	18	—	—	(674)	(674)	(663)	—	—	(1,066)	(1,066)	(1,070)

Total financial liabilities		—	(59)	(1,053)	(1,112)	(1,101)	—	(140)	(1,521)	(1,661)	(1,665)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements

The following table analyses the movements in level 3 fair value remeasurements:

	2018	2017
All figures in £ millions	Investments in unlisted securities	Investments in unlisted securities
At beginning of year	77	65
Exchange differences	4	(4)
Acquisition of investments	13	3
Fair value movements	7	13
Disposal of investments	(8)	—

At end of year	93	77